34. Balances and transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Schedule of consolidated balances of transactions

The consolidated balances of transactions with companies of the Telecom Italia Group are as follows:

	Assets
	2019	2018
Telecom Italia Sparkle (1)	1,949	2,877
TI Sparkle (3)	2,007	804
TIM Brasil (4)	5,429	13,993
Gruppo Havas (6)	-	75,600
Other	1,035	1,092
Total	10,420	94,366

	Liabilities
	2019	2018

Telecom Italia S.p.A. (2)	80,825	89,433
Telecom Italia Sparkle (1)	6,531	11,895
TI Sparkle (3)	3,731	4,174
TIM Brasil (4)	6,056	6,044
Vivendi Group (5)	1,164	4,745
Gruppo Havas (6)	11,049	62,686
Other	2,467	107
Total	111,823	179,084

	Revenue
	2019	2018	2017

Telecom Italia S.p.A. (2)	775	858	665
Telecom Italia Sparkle (1)	5,371	5,809	5,281
TI Sparkle (3)	2,052	904	692
Total	8,198	7,571	6,638

	Costs/Expenses
	2019	2018	2017

Telecom Italia S.p.A. (2)	93,188	62,976	8,440
Telecom Italia Sparkle (1)	24,914	30,123	26,775
TI Sparkle (3)	18,700	18,035	30,734
Generali (7)	-	-	3,254
Vivendi Group (5)	1,386	9,439	16,361
Gruppo Havas (6)	264,318	301,752	127,730
Others	18,713	-	3,102
Total	421,219	422,325	216,396

(1)	Ultimate parent company. These amounts refer to roaming, VAS, assignment of means and international voice data – wholesale, according to the contractual conditions between the parties.

(2)	These amounts refer to international roaming, technical post-sales assistance and VAS.

On May 17, 2018, TIM Participações and Telecom Itália signed a licensing agreement on the use of a registered trademark and formally granted to TIM Participações and its subsidiary the right to use the “TIM” trademark against the payment of royalties of 0.5% of the company’s net revenues. The payment is made on a quarterly basis.

(3)	The amounts refer to the leasing of links and EILD, lease of means (submarine cables) and signaling services according to the contractual conditions between the parties.

(4)	Direct controller of the Company. Amounts refer mainly to judicial deposits made due to labor claims.

(5)	Shareholder of TIM S.p.A. The figures refer to value added services - VAS.

(6)	The amounts described above, in the income, refer to advertising services, of which R$ 172,956 (R$ 232,492 in 2018) are related to media transfers

(7)	The amounts refer to insurance coverage taken out for operating risks, civil liability and health insurance, among others.